PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress*	Total

Cost
Balance, January 1, 2023	$29,019	$181,052	$33,310	$327,918	$571,299
Additions	6,664	-	1,039	704	8,407
Impairments	-	-	-	(315,711)	(315,711)
Translation differences	(1,519)	(9,419)	(1,735)	(12,911)	(25,584)
Balance, December 31, 2023	34,164	171,633	32,614	-	238,411
Additions	-	-	-	-	-
Disposals	-	-	-	-	-
Translation differences	302	1,701	324	-	2,327
Balance, March 31, 2024	$34,466	$173,334	$32,938	$-	$240,738

Accumulated depreciation
Balance as of January 1, 2023	$27,588	$169,535	$30,168	-	$227,291
Depreciation	2,172	9,377	1,897	-	13,446
Translation differences	(1,439)	(8,839)	(1,573)	-	(11,851)
Balance, December 31, 2023	28,321	170,073	30,492	-	228,886
Depreciation	829	1,571	151	-	2,551
Translation differences	276	1,690	302	-	2,268
Balance, March 31, 2024	$29,426	$173,334	$30,945	-	$233,705

Net book value
At December 31, 2023	$5,843	$1,560	$2,122	$-	$9,525
At March 31, 2024	$5,040	$-	$1,993	$-	$7,033

*	Reclassified software development costs from Capital Work in Progress to Intangible Assets (Note 6) – Software (See Note 3)

During the three months ended March 31, 2024, depreciation of $324 (2023 - $363) related to computer and equipment is included in cost of revenue.

As of December 31, 2023 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits and design.

The Company considered indicators of impairment at December 31, 2023. The Company recorded impairment loss during the year ended December 31, 2023 for the capital work in progress.

The impairment for the capital work in progress was done mainly because of recent medical cannabis legislation changes in Israel that have materially affected the value of this asset.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)